Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 03, 2018	Nov. 08, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 16,992	₱ 18,777
Carrying value of investments in joint ventures	35,131	35,086
Total carrying value of investments in associates and joint ventures	52,123	53,863	₱ 55,427
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	32,625	32,538
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	2,466	2,538		₱ 550	₱ 2,150
Telecommunications Connectivity, Inc., or TCI [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	40	10
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	9,914	9,747
Total carrying value of investments in associates and joint ventures	9,955	10,050
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	6,702	8,219
Total carrying value of investments in associates and joint ventures	3,224	4,848
Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	241	674
Appcard, Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	102	102
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 33	₱ 35